STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (89,690,677)	$ (149,924,023)	$ 20,998,219
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(10,232,583)	4,282,498	17,938,007
Comprehensive income (loss)	(99,923,260)	(145,641,525)	38,936,226
Less: Comprehensive income attributable to non-controlling interests	(78,314)	1,021,108	1,703,442
Comprehensive income (loss) attributable to Leju Holdings Limited shareholders	$ (99,844,946)	$ (146,662,633)	$ 37,232,784